REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Services and products transferred at a point in time	$5,584	$76,120	$9,816	$764,548
Services and products transferred over time	8,734	336,649	15,352	1,186,054
Total revenue	$14,318	$412,769	$25,168	$1,950,602

Schedule of revenue by source

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Products	$–	$137,342	$–	$257,514
Services	14,318	275,427	25,168	1,693,088
Total revenue	$14,318	$412,769	$25,168	$1,950,602

Schedule of revenue by geographic destination

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
North America	$14,318	$155,386	$25,168	$374,652
United Kingdom	–	207,404	–	1,389,667
Rest of world	–	49,979	–	186,283
Total revenue	$14,318	$412,769	$25,168	$1,950,602